STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 10.  STOCKHOLDERS’ EQUITY

2020 Capital Raise

On May 29, 2020, we entered into a subscription agreement, as amended with Hershey Strategic Capital, LP and Shore Ventures III, LP with respect to the sale of shares of common stock and warrants to purchase common stock (collectively, the “securities”). The sales of the securities to the Hershey Investor consists of a minimum of $2,185,000 of securities and a maximum of $3,000,000 of securities, as described further below. The purchase price of the securities at each closing is as follows: (i) the purchase price of each share of common stock is $0.3983 per share, and (ii) for each one dollar invested by the Hershey Investor, the Hershey Investor receives a warrant to purchase a number of shares of common stock equal to 75% of the number of shares of common stock purchased by the Hershey Investor at an exercise price per share equal to $0.5565. The warrants have a term of five years. During the year ended December 31, 2020, we sold $3,000,000 of securities to the Hershey Investor, representing 7,532,010 shares of common stock and warrants to purchase 5,649,007 shares of common stock at an exercise price of $0.5565 per share. The warrants were recorded as equity and equity issuance costs in the amount of $2,173,074. Notwithstanding the foregoing, none of the Hershey warrants are exercisable if after giving effect to such exercise the Hershey Investor (together with affiliates) would own in excess of 9.99% (“Beneficial Ownership Limitation”) of the shares of issued and outstanding Common Stock of the Company. The Beneficial Ownership Limitation may be increased by the Hershey Investor upon not less than 61 days’ prior notice.

The Hershey Subscription Agreement also provides the Hershey Investor with certain participation rights in future financings of the Company until the one-year anniversary of the second closing. The Hershey Subscription Agreement further provides that the Company shall, during a negotiation period ending October 4, 2020, endeavor to cause the existing holders of the promissory notes of the Company having an outstanding balance in the amount of approximately $2,331,000 as of June 1, 2020 that are due on or about January 31, 2021, to extend the maturity date of such notes to a date that is not earlier than January 31, 2022. As of October 4, 2020, $600,000 of the $2,331,000 outstanding notes had extended the maturity date. If, at the end of the negotiation period per the contract, all of the existing notes have not been amended to extend the maturity dates thereof, then the Company shall issue to the Hershey Investor additional warrants to purchase shares of common stock. Any such additional warrants will be for a number of shares of common stock based on the dollar amount of the outstanding balance of the existing notes that were not extended, with each one dollar of existing notes that were not extended representing one share subject to such additional warrant. The exercise price of any such additional warrants will be equal to 100% of the 30-day volume weighted average price of the Company’s common stock on the last day of the negotiation period, provided that such exercise price shall not be lower than $0.45 per share nor higher than $0.56 per share. The Hershey Investor extended the negotiation period to December 11, 2020. As of December 11, 2020, no existing holders had extended their promissory notes, therefore, we issued the Hershey Investor additional warrants in accordance with the agreement. On December 14, 2020 we issued an additional 1,631,000 warrants to purchase common stock at an exercise price of $0.4917 to the Hershey Investor. These warrants expire on December 11, 2025. The warrants were recorded as a deemed dividend in the amount of $732,494.

Stock-based compensation

We use the fair value method to account for stock-based compensation. We recorded $103,932 and $572,574 in compensation expense for the three months ended March 31, 2021 and 2020, respectively. This includes expense related to options issued in prior years for which the requisite service period for those options includes the current period as well as options issued in the current period. The fair value of these instruments was calculated using the Black-Scholes option pricing method.

During the quarter ended March 31, 2021 we granted options to purchase 895,500 common shares to employees and directors. The options expire five years from the date of grant and vest over a period of one year. Fair value of the awards at the date of grants totaled $561,237.

The following summarizes Employee Awards activity:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2020	7,266,420	$1.03	5.5	$167,000
Granted	895,500	0.94
Exercised	(213,860)	0.63
Forfeited or expired	(31,000)	3.95
Outstanding as of March 31, 2021	7,917,060	$1.02	5.3	$1,614,000

Exercisable as of March 31, 2021	5,340,940	$1.20	5.6	$868,000

As of March 31, 2021, there was approximately $803,599 of total unrecognized compensation expense related to unvested employee awards, which is expected to be recognized over a weighted-average period of thirteen months.

NOTE 17.  STOCKHOLDERS’ EQUITY

2020 Capital Raise

On May 29, 2020, we entered into a subscription agreement, as amended with Hershey Strategic Capital, LP and Shore Ventures III, LP with respect to the sale of shares of common stock and warrants to purchase common stock (collectively, the “securities”). The sales of the securities to the Hershey Investor consists of a minimum of $2,185,000 of securities and a maximum of $3,000,000 of securities, as described further below. The purchase price of the securities at each closing is as follows: (i) the purchase price of each share of common stock is $0.3983 per share, and (ii) for each one dollar invested by the Hershey Investor, the Hershey Investor receives a warrant to purchase a number of shares of common stock equal to 75% of the number of shares of common stock purchased by the Hershey Investor at an exercise price per share equal to $0.5565. The warrants have a term of five years. During the year ended December 31, 2020, we sold $3,000,000 of securities to the Hershey Investor, representing 7,532,010 shares of common stock and warrants to purchase 5,649,007 shares of common stock at an exercise price of $0.5565 per share. The warrants were recorded as equity and equity issuance costs in the amount of $2,173,074. Notwithstanding the foregoing, the Hershey Subscription Agreement provides that the Hershey Investor’s investment shall not exceed 20% or more of the common stock (or securities convertible into or exercisable for common stock) or the voting power of the Company on a post-transaction basis.

The Hershey Subscription Agreement also provides the Hershey Investor with certain participation rights in future financings of the Company until the one-year anniversary of the second closing. The Hershey Subscription Agreement further provides that the Company shall, during a negotiation period ending October 4, 2020, endeavor to cause the existing holders of the promissory notes of the Company having an outstanding balance in the amount of approximately $2,331,000 as of June 1, 2020 that are due on or about January 31, 2021, to extend the maturity date of such notes to a date that is not earlier than January 31, 2022. As of October 4, 2020, $600,000 of the $2,331,000 outstanding notes have extended the maturity date. If, at the end of the negotiation period per the contract, all of the existing notes have not been amended to extend the maturity dates thereof, then the Company shall issue to the Hershey Investor additional warrants to purchase shares of common stock. Any such additional warrants will be for a number of shares of common stock based on the dollar amount of the outstanding balance of the existing notes that were not extended, with each one dollar of existing notes that were not extended representing one share subject to such additional warrant. The exercise price of any such additional warrants will be equal to 100% of the 30-day volume weighted average price of the Company’s common stock on the last day of the negotiation period, provided that such exercise price shall not be lower than $0.45 per share nor higher than $0.56 per share. The Hershey Investor extended the negotiation period to December 11, 2020. As of December 11, 2020, no existing holders had extended their promissory notes, therefore, we issued the Hershey Investor additional warrants in accordance with the agreement. On December 14, 2020 we issued an additional 1,631,000 warrants to purchase common stock at an exercise price of $0.4917 to the Hershey Investor. These warrants expire on December 11, 2025. The warrants were recorded as a deemed dividend in the amount of $732,494.

2019 Capital Raise

On May 31, 2019 we received gross proceeds of $3 million by issuing three million shares of our common stock and three million warrants to purchase shares of our common stock in a registered direct offering for $1.00 per 2019 Unit. The 2019 Warrants had an exercise price of $1.30 per share at issuance and are exercisable for five years from the date of issuance. The number of shares issuable pursuant to the warrants granted under the 2019 Warrants, as well as the exercise price of those warrants, is subject to adjustment as a result of certain future equity issuances of securities by the Company at a price below the then-effective exercise price of the 2019 Warrants. As a result of such subsequent issuances of securities by the Company during the fourth quarter of 2019, the exercise price of the 2019 Warrants had decreased to $0.45 per share and the number of shares subject to the 2019 Warrants had increased to 8,666,666 shares of common stock as of December 31, 2019. In May 2020, we issued securities at a price lower than the $0.45 per share above. As a result, the exercise price of the 2019 Warrants decreased to $0.40 per share and the number of shares subject to the 2019 Warrants increased to 9,591,614 shares of common stock. This down round adjustment is recorded through the mark to market adjustment made on a quarterly basis and is recorded as a gain/loss on warrant derivative liability on the consolidated statement of operations. As of December 31, 2020, there were 1,645,807 of these warrants outstanding.

We received cash of $2,604,355, which is net of $395,645 of issuance costs. Of the gross proceeds, we recorded $2,416,422 as a warrant derivative liability, as discussed in Note 14.

Stock-based compensation

Stock-based compensation expense consisted of the following:

	Year ended December 31,
	2020	2019
Employee Awards	$1,411,442	$3,880,938
Consulting Awards	92,947	85,683
	$1,504,389	$3,966,621

Employee Stock Options

In November 2020, the Board authorized the adoption of and, on November 23, 2020, our stockholders ratified our 2020 Omnibus Incentive Plan (the “2020 Plan”). The 2020 Plan became effective immediately and will expire on November 23, 2030, unless terminated earlier by the Board of Directors. The 2020 Plan will permit the Board of Directors, or a committee or subcommittee thereof, to grant to eligible employees, non-employee directors and consultants of the Company and its subsidiaries non-statutory and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, performance awards, non-employee director awards, and other stock-based awards. Subject to adjustment, the maximum number of shares of our common stock to be authorized for issuance under the 2020 Plan is 10 million shares. As of the date of this filing a Registration Statement on Form S-8 has not been filed. As of December 31, 2020, there have been no awards granted in the plan.

On October 29, 2014, the Board authorized the adoption of and, on June 26, 2015, our stockholders ratified, our 2014 Equity Incentive Plan for the issuance of 10 million shares of our common stock and, in April 2018, stockholders approved an increase of 5 million shares of common stock that may be granted (the “Incentive Plan”). The Incentive

Plan provides for the issuance of up to 15 million shares of our common stock and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants. A Registration Statement on Form S-8 for the initial 10 million shares automatically became effective in May 2016, and a Registration Statement on Form S-8 for the additional 5 million shares and 900,000 shares under the Feinsod Agreement automatically became effective in June 2018 (collectively, the “Registration Statements”). The Registration Statements relate to 15,000,000 shares of our common stock, which are issuable pursuant to or, upon exercise of, options that have been granted or may be granted under our Incentive Plan. As of December 31, 2020, there were 5,320,330 shares available to issue under the Incentive Plan.

Stock-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested. The following summarizes the Black-Scholes assumptions used to value the Employee Awards granted:

Year ended December 31,
	2020	2019
Exercise price	$0.31 - 0.67	$0.55 - 2.37
Stock price on date of grant	$0.27 - 0.67	$0.55 - 2.37
Volatility	111 - 114%	119 - 130%
Risk-free interest rate	0.16 - 1.53%	1.43 - 2.60%
Expected life (years)	3.0	3.0
Dividend yield	—	—

The following summarizes Employee Awards activity:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2019	10,883,780	$1.28	5.4	$61,000
Granted	2,084,520	0.45
Exercised	—	—
Forfeited or expired	(5,701,880)	1.29
Outstanding as of December 31, 2020	7,266,420	$1.03	5.9	$176,000

Exercisable as of December 31, 2020	5,390,600	$1.28	5.8	$57,000

As of December 31, 2020, there was approximately $21,417 of total unrecognized compensation expense related to unvested Employee Awards, which is expected to be recognized over a weighted-average period of fifteen months.

Consulting Services

As needed, we may issue warrants and options to third parties in exchange for consulting services. Stock-based compensation costs for award grants to third parties for consulting services (“Consulting Awards”) are recognized on a straight-line basis over the contractual term.

The fair value of each warrant grant is estimated using Black-Scholes. We use historical data to estimate the expected price volatility. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of valuation for the estimated life of the option. The following summarizes the Black-Scholes assumptions to value the Consulting Awards granted:

	Year ended December 31,
	2020	2019
Exercise price	$0.61	$0.71 - 2.37
Stock price, date of valuation	$0.61	$0.71 - 2.37
Volatility	101%	125 - 141%
Risk-free interest rate	1.47%	1.64 - 2.62%
Expected life (years)	1.0	2.0 - 5.0
Dividend yield	—	—

The following summarizes Consulting Awards activity:

			Weighted-
		Weighted-	average
		average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2019	125,000	$1.79
Granted	10,000	0.61
Exercised	—
Forfeited or expired	(35,000)	3.08
Outstanding and exercisable as of December 31, 2020	100,000	$1.22	2.2	$—

During 2020 we granted 10,000 options to a consultant with a fair value of $2,390.

Feinsod Employment Agreement

On August 6, 2019, we entered into an agreement (the “Feinsod Agreement”) with Michael Feinsod for his permanent service as our Chief Executive Officer. Pursuant to the agreement, Mr. Feinsod received 1,000,000 stock options that vest when our stock price has a trading price of equal to or above $4.51 per share for five consecutive days. The options have an exercise price of $0.83 per share and a ten-year life. These options were issued under the Incentive Plan. The options were valued using the Monte Carlo method. For the year ended December 31, 2020 and 2019, we recognized approximately $57,342 and $116,000, respectively, of stock-based compensation expense related to these options. These options were forfeited in July 2020, with Mr. Feinsod’s resignation.

The underlying assumptions used in the Monte Carlo simulations to determine the fair value of options were:

August 6, 2020
Current stock price	$0.83
Exercise price	$0.83
Vesting goal	$4.51
Risk-free interest rate	1.73%
Expected term (in years)	10
Expected volatility	123%

Warrants with Debt

The following summarizes warrants issued with debt activity:

			Weighted-
		Weighted-	average
		average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2018	5,992,214	$2.26
Granted	2,481,000	0.98
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2019	8,473,214	0.64	0.5	$1,169,583
Granted	7,143,011	0.42
Exercised	(1,131,000)	0.40
Expired	(7,064,214)	0.63
Outstanding and exercisable as of December 31, 2020	7,421,011	$0.46	2.0	$478,925

On May 31, 2019, we issued the 2019 Units at $1.00, which triggered the “down round” feature specified in the 8.5% Warrants. We calculated the difference between the 8.5% Warrants’ fair value on the date the down round feature was triggered using the original exercise price and the new exercise price. On October 18, 2019, November 1, 2019 and again on December 11, 2019, we issued additional warrants at $1.00, $0.68 and $0.45, respectively. These triggered the “down round” feature on both the 8.5% warrants and the 2019 Warrants. In May 2020, we issued common stock at a price $0.3983. These triggered the “downround” feature on the 2019 Units and the 15% Notes. The 8.5% Warrants had expired at the time of issuance, so did not effect these warrants. The difference in fair value of the effect of the down round feature for the 8.5% Warrants and the 15% Warrants is reflected in our consolidated financial statements as a deemed dividend and as a reduction to income available to common stockholders in the basic earnings per share calculation. The difference in the fair value of the effect of the down round feature for the 2019 Warrants are reflected in the gain/loss on derivative instrument in our consolidated statement of operations.

The underlying assumptions used in the binomial lattice model to determine the fair value of the 8.5% Warrants were:

	Pre-Trigger	Post-Trigger
Current stock price	$0.95	$0.95
Exercise price	$2.35	$1.00
Risk-free interest rate	2.21%	2.21%
Expected dividend yield	—	—
Expected term (in years)	0.89	0.89
Expected volatility	123%	123%

	Pre-Trigger	Post-Trigger
Current stock price	$0.70	$0.70
Exercise price	$1.00	$0.68
Risk-free interest rate	1.55%	1.55%
Expected dividend yield	—	—
Expected term (in years)	0.47	0.47
Expected volatility	114%	114%

	Pre-Trigger	Post-Trigger
Current stock price	$0.67	$0.67
Exercise price	$0.68	$0.45
Risk-free interest rate	1.61%	1.61%
Expected dividend yield	—	—
Expected term (in years)	0.36	0.36
Expected volatility	113%	113%

The underlying assumptions used in the binomial lattice model to determine the fair value of the 15% Warrants were:

	Pre-Trigger	Post-Trigger
Current stock price	$0.55	$0.55
Exercise price	$0.45	$0.40
Risk-free interest rate	0.18 - 0.22%	0.18 - 0.22%
Expected dividend yield	—	—
Expected term (in years)	0.60 - 2.60	0.60 - 2.60
Expected volatility	88 - 116%	88 - 116%

	Pre-Trigger	Post-Trigger
Current stock price	$0.70	$0.70
Exercise price	$1.00	$0.68
Risk-free interest rate	1.55%	1.55%
Expected dividend yield	—	—
Expected term (in years)	4.58	4.58
Expected volatility	114%	114%

	Pre-Trigger	Post-Trigger
Current stock price	$0.67	$0.67
Exercise price	$0.68	$0.45
Risk-free interest rate	1.61%	1.61%
Expected dividend yield	—	—
Expected term (in years)	4.47	4.47
Expected volatility	113%	113%